Condensed Interim Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,295,955)	$ (2,026,094)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation	13,762	10,448
Stock based compensation	511,818	26,434
Inventory write-down	81,677
Changes in fair value of derivative liabilities	(1,253,042)	(67,227)
Loss from exchange differences on cash and cash equivalents	5,640	2,850
Finance (expenses) income	27,015	(14,104)
Changes in operating assets and liabilities:
Trade receivables, net	77,889	(89,622)
Other current assets	(128,125)	(34,221)
Prepaid expenses	17,605
Inventories	(27,945)	(113,261)
Operating lease right-of use asset	86,341	53,863
Trade payables	(1,925)	134,346
Operating lease liabilities	(86,341)	(53,279)
Other current liabilities	(98,165)	166,386
Net cash used in operating activities	(3,069,751)	(2,003,481)
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in short term deposits	(2,500,000)
Change in restricted deposit	(8,363)	(68,603)
Purchase of property and equipment	(20,818)	(64,366)
Net cash used in investing activities	(2,529,181)	(132,969)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of series A warrants (Note 8B)	1,258,793
Issuance of ordinary shares and prefunded warrants, net of issuance costs (Note 8D)	2,532,495
Net cash from financing activities	3,791,288
Effect of exchange rate changes on cash, cash equivalents	(5,640)	(2,850)
Net decrease in cash and cash equivalents	(1,813,284)	(2,139,300)
Cash and cash equivalents at beginning of period	4,178,866	7,428,405
Cash and cash equivalents at end of period	2,365,582	5,289,105
SUPPLEMENTAL DISCLOSURES OF CASH FLOWS:
Cash received from interest	127,596	135,116
Supplemental disclosure of non-cash investment and financing activities:
Derivative warrants liabilities exercised into ordinary shares	1,834,416
Right-of-use assets obtained in exchange for operating lease liabilities		$ 545,929